Note 9 - Debt (Detail) - Summary of Principal Repayments (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Principal payments	$ 174,998
Excluding unamortized financing fees	(2,379)
$ 172,619